Subordinated Debentures (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($) installment	Apr. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 tranche	Sep. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)
Subordinated Borrowing [Line Items]
Debenture outstanding	$ 40,962				$ 40,962	$ 9,239
Repayments of debt					7,432	$ 4,069
2008 Debentures
Subordinated Borrowing [Line Items]
Debt issued				$ 550
Conversion ratio				0.0667
Interest rate				6.00%
Debenture outstanding	225				225
Repayments of debt					119
Number of equal principal installments | installment				8
2011 Debentures
Subordinated Borrowing [Line Items]
Debt issued			$ 1,400
Conversion ratio			0.0588
Interest rate			6.00%
Debenture outstanding	$ 809				809
Repayments of debt					116
Number of equal principal installments | installment	8
2013 Debentures
Subordinated Borrowing [Line Items]
Debt issued		$ 1,400
Conversion ratio		0.0455
Interest rate		6.50%
Debenture outstanding	$ 870				870
Repayments of debt					0
2014 Debentures
Subordinated Borrowing [Line Items]
Debt issued								$ 7,000	$ 100	$ 3,000
Interest rate							7.25%
Repayments of debt					7,100
Number of tranches | tranche							3
2019 Debentures
Subordinated Borrowing [Line Items]
Debt issued	$ 40,000				$ 40,000
Interest rate	5.375%